Description of Business, Basis of Presentation and Summary of Significant Accounting Policies - Company-owned life insurance and self-insurance liabilities (Details) - USD ($)	12 Months Ended
	Feb. 24, 2018	Feb. 25, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash surrender value of life insurance	$ 170,900,000	$ 185,100,000
Balance of company-owned life insurance	103,400,000	114,400,000
Schedule of Self Insurance Liability [Line Items]
Deposits for workers' compensation and automobile claims	13,100,000	14,900,000
Minimum
Schedule of Self Insurance Liability [Line Items]
Stop-loss threshold amount for self-insurance	500,000.0
Maximum
Schedule of Self Insurance Liability [Line Items]
Stop-loss threshold amount for self-insurance	5,000,000
Receivables, net
Schedule of Self Insurance Liability [Line Items]
Reinsurance receivables	21,700,000	26,000,000
Other assets
Schedule of Self Insurance Liability [Line Items]
Reinsurance receivables	$ 62,400,000	$ 50,000,000